Document and Entity Information	Jul. 18, 2018
Prospectus:
Document Type	497
Document Period End Date	Jul. 18, 2018
Registrant Name	Dreyfus BNY Mellon Funds, Inc.
Central Index Key	0001591556
Amendment Flag	false
Document Creation Date	Jul. 18, 2018
Document Effective Date	Jul. 18, 2018
Prospectus Date	Mar. 01, 2018
Dreyfus Select Managers Long/Short Fund | Class A
Prospectus:
Trading Symbol	DBNAX
Dreyfus Select Managers Long/Short Fund | Class C
Prospectus:
Trading Symbol	DBNCX
Dreyfus Select Managers Long/Short Fund | Class I
Prospectus:
Trading Symbol	DBNIX
Dreyfus Select Managers Long/Short Fund | Class T
Prospectus:
Trading Symbol	DBNTX